BANK LOANS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BANK LOANS

12. BANK LOANS

Long-term line of credit

In September 2024, the Company’s subsidiary, Tianjin Lobo entered into a line of credit agreement of $410,998 (RMB3,000,000) with a financing company at an annual interest rate of 8.89%. The Company pays principal and interest monthly, and the credit agreement expires on August 31, 2027. $163,140 and $151,429 of the principal is classified as short-term, and $14,990 and $95,441 of the principal is classified as long-term as of June 30, 2026 and December 31, 2025.

Short-term line of credit

In 2025, the Company’s subsidiaries, Jiangsu Lobo and Tianjin Lobo entered into one-year line of credit agreements and have drawn a total of $2,817,062 (RMB19,700,000) with multiple banks in PRC at annual interest rates between 2.7% and 3.45%. The Company pays interest monthly or quarterly, and pays principal when each tranche of the borrowings expires between April and December of 2026. All of the principal of $2,817,062 are classified as short-term as of December 31, 2025. In April.2026, $728,608 (RMB5,000,000) of the 2025 Short-term line of credit was due and paid off.

In 2026, the Company’s subsidiaries, Jiangsu Lobo and Tianjin Lobo entered into one-year line of credit agreements and have drawn a total of $2,185,824 (RMB15,000,000) with multiple banks in PRC at annual interest rate of 2.8%. The Company pays interest monthly, and pays principal when each tranche of the borrowings expires between January and March of 2027.

Short-term and long-term loans consisted of the following as of June 30, 2026 and December 31, 2025:

	As of June 30,	As of December 31,
	2026	2025
Short-term loans	$4,377,238	$2,817,062
Current portion, Long-term loans	163,140	151,429
Total Short-term	4,540,378	2,968,491
Non-current portion, Long-term loans	14,990	95,441
Total	$4,555,368	$3,063,932

Short-term loans consisted of the following as of June 30, 2026:

Bank Name	Amount-RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing Co., Ltd., Wuxi Branch	4,000,000	589,528	2025/9/25	2026/9/23	3.10%
China Construction Bank Corporation, Tianjin Wuqing Sub-branch	5,000,000	736,909	2025/7/8	2026/7/8	3.45%
Industrial and Commercial Bank of China Limited, Wuxi Xishan Sub-branch	2,200,000	324,240	2025/12/30	2026/12/30	2.70%
Agricultural Bank of China Limited, Wuxi Liangxi Sub-branch	3,500,000	515,836	2025/12/27	2026/10/25	3.05%
Bank of China Limited, Tianjin Wuqing Sub-branch	10,000,000	1,473,816	2026/1/5	2027/1/5	2.80%
Bank of China Limited, Wuxi Huishan Sub-branch	5,000,000	736,909	2026/3/30	2027/3/17	2.80%
Total	29,700,000	4,377,238

The following is a maturity analysis of long-term loans as of June 30, 2026:

	RMB	USD
Twelve months period ended June 30,
2027	1,106,919	163,140
2028	101,710	14,990
Total long-term loans	1,208,629	$178,130

For the six months ended June 30, 2026 and 2025, the Company recorded interest expenses of $73,972 and $27,833, respectively.